Our people - Operating Sector Distribution of Staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Average number of staff	134,428	132,657	124,930
Advertising and media investment management [member]
Disclosure of operating segments [line items]
Average number of staff	56,789	55,120	53,227
Data investment management [member]
Disclosure of operating segments [line items]
Average number of staff	28,629	29,279	28,395
Public relations & public affairs [member]
Disclosure of operating segments [line items]
Average number of staff	9,082	9,054	8,492
Brand consulting, health & wellness and specialist communications [member]
Disclosure of operating segments [line items]
Average number of staff	39,928	39,204	34,816